THORNBURG INVESTMENT TRUST

SUPPLEMENT DATED DECEMBER 8, 2015 TO THE SUMMARY PROSPECTUS FOR THORNBURG INTERNATIONAL VALUE FUND DATED FEBRUARY 1, 2015, THE SUMMARY PROSPECTUS FOR THE RETIREMENT PLAN SHARES OF THORNBURG INTERNATIONAL VALUE FUND DATED FEBRUARY 1, 2015, THE THORNBURG FUNDS PROSPECTUS DATED FEBRUARY 1, 2015, AND THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS DATED FEBRUARY 1, 2015.

SUMMARY PROSPECTUS FOR THORNBURG INTERNATIONAL VALUE FUND dated February 1, 2015

The following disclosure is added under the caption “Portfolio Managers” which appears on page 4 of the Summary Prospectus, immediately following the disclosure for Lei Wang:

Di Zhou, CFA, is one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

SUMMARY PROSPECTUS FOR THE RETIREMENT PLAN SHARES OF THORNBURG INTERNATIONAL VALUE FUND dated February 1, 2015

The following disclosure is added under the caption “Portfolio Managers” which appears on page 4 of the Summary Prospectus, immediately following the disclosure for Lei Wang:

Di Zhou, CFA, is one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

THORNBURG FUNDS PROSPECTUS dated February 1, 2015

The following disclosure is added under the caption “Portfolio Managers” which appears on page 52 of the Prospectus, immediately following the disclosure for Lei Wang:

Di Zhou, CFA, is one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

The disclosure on page 101 of the Prospectus under the caption “International Value Fund” is supplemented by the following disclosure:

Mr. Fries plans to transition off his primary and joint responsibility for the International Value Fund portfolio over the course of 2016 and focus on his new role at Thornburg as Senior Advisor to the Thornburg investment team.

Effective December 8, 2015, Di Zhou, CFA, became a managing director at Thornburg and a portfolio manager of International Value Fund. Ms. Zhou joined Thornburg Investment Management in 2010 as an equity research analyst and was promoted to be an associate portfolio manager in 2014. Ms. Zhou holds a BA in Business Administration from the University of Southern California and an MBA from the University of Chicago’s Booth School of Business. Prior to graduate school, Ms. Zhou was employed at Wilshire Associates conducting securities research.

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS dated February 1, 2015

The following disclosure is added under the caption “Portfolio Managers” which appears on page 19 of the Prospectus, immediately following the disclosure for Lei Wang:

Di Zhou, CFA, is one of the persons jointly and primarily responsible for management of the Fund commencing in 2015.

The disclosure on page 53 of the Prospectus under the caption “International Value Fund” is supplemented by the following disclosure:

Mr. Fries plans to transition off his joint and primary responsibility for the International Value Fund portfolio over the course of 2016 and focus on his new role at Thornburg as Senior Advisor to the Thornburg investment team.

Effective December 8, 2015, Di Zhou, CFA, became a managing director at Thornburg and a portfolio manager of International Value Fund. Ms. Zhou joined Thornburg Investment Management in 2010 as an equity research analyst and was promoted to be an associate portfolio manager in 2014. Ms. Zhou holds a BA in Business Administration from the University of Southern California and an MBA from the University of Chicago’s Booth School of Business. Prior to graduate school, Ms. Zhou was employed at Wilshire Associates conducting securities research.